Software Licensing and Support Arrangement (Tables)	6 Months Ended
Jun. 30, 2026
Software Licensing And Support Arrangement
Schedule of Net Loss Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share for the three months ended June 30, 2026:

	For the three months ended June 30,
	2026	2025
Numerator:
Net (loss) income	$(75,047)	$2,530

Net loss attributable to common stockholders - basic - Class A	$(25,830)	$-
Net (loss) income attributable to common stockholders - basic - Class B	$(49,217)	$2,530

Net (loss) income attributable to common stockholders - dilutive - Class A	$(75,047)	$2,530

Denominator:
Weighted average common shares outstanding - basic - Class A	15,499,251	-
Weighted average common shares outstanding - basic - Class B	29,533,018	29,533,018

Incremental Shares - PIU - Class A	-	12,550,730
Incremental Shares - Class B conversion to Class A	29,533,018	29,533,018

Weighted average common shares outstanding - dilutive - Class A	45,032,269	42,083,748

Earnings (loss) per share
Net loss per share - basic - Class A	$(1.67)	N/A
Net (loss) income per share - basic - Class B	$(1.67)	$0.09

Net (loss) income per share - dilutive - Class A	$(1.67)	$0.06

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2026:

	For the six months ended June 30,
	2026	2025
Numerator:
Net (loss) income	$(79,165)	$2,551

Net loss attributable to common stockholders - basic - Class A	$(17,471)	$-
Net (loss) income attributable to common stockholders - basic - Class B	$(61,694)	$2,551

Net (loss) income attributable to common stockholders - dilutive - Class A	$(79,165)	$2,551

Denominator:
Weighted average common shares outstanding - basic - Class A	8,363,328	-
Weighted average common shares outstanding - basic - Class B	29,533,018	29,533,018

Incremental Shares - PIU - Class A	-	12,536,544
Incremental Shares - Class B conversion to Class A	29,533,018	29,533,018

Weighted average common shares outstanding - dilutive - Class A	37,896,346	42,069,562

Earnings (loss) per share
Net loss per share - basic - Class A	$(2.09)	N/A
Net (loss) income per share - basic - Class B	$(2.09)	$0.09

Net (loss) income per share - dilutive - Class A	$(2.09)	$0.06

Schedule of Anti-dilutive securities
Anti-dilutive securities	June 30, 2026
Warrants	7,358,535
Contingent shares	11,304,750
Total	18,663,285